Variable Interest Entities (Tables)	12 Months Ended
Sep. 30, 2017
Variable Interest Entities [Abstract]
Schedule of variable interest entities
	As of September 30,
	2017	2016
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$397	$491
Accounts and notes receivable, net of allowance	3,399	4,243
Unbilled revenue	677	385
Amounts due from related companies	6,986	6,152
Inventories	45	90
Other receivables and prepayments	114	95
Total Current Assets	11,618	11,456
Property and equipment, net	10,370	10,863
Intangible assets	509	527
Total Assets	$22,497	$22,846

LIABILITIES
Current liabilities
Accounts payable	$917	$1,277
Advances from customers	368	381
Other payables and accruals	42	96
Taxes payable	1,278	1,406
Amounts due to related party		-
Dividend payable	777	775
Total Current Liabilities	3,382	3,935
Total Liabilities	$3,382	$3,935

	For the years ended September 30,
	2017	2016	2015
	US$(’000)	US$(’000)	US$(’000)
Revenue	$173	$1,192	$8,819
Net Income	$27	$299	$1,527